AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 97.1%
Consumer Discretionary - 14.2%
Bright Horizons Family Solutions, Inc.*	91,151	$11,579,823
Burlington Stores, Inc.*	40,766	9,715,761
Cavco Industries, Inc.*	32,794	17,040,746
Churchill Downs, Inc.	62,362	6,926,547
Dorman Products, Inc.*	96,730	11,659,834
Gentherm, Inc.*	161,782	4,326,051
Grand Canyon Education, Inc.*	43,283	7,488,825
Group 1 Automotive, Inc.	27,350	10,446,332
Texas Roadhouse, Inc.	96,755	16,122,286
Tri Pointe Homes, Inc.*	202,187	6,453,809
Vail Resorts, Inc.	24,768	3,963,375

Total Consumer Discretionary		105,723,389
Consumer Staples - 5.3%
BJ's Wholesale Club Holdings, Inc.*	153,634	17,529,639
Freshpet, Inc.*	4,054	337,171
Lancaster Colony Corp.	46,756	8,182,300
Performance Food Group Co.*	171,522	13,486,775

Total Consumer Staples		39,535,885
Energy - 3.7%
Magnolia Oil & Gas Corp., Class A	278,226	7,027,989
Matador Resources Co.	116,446	5,949,226
Ovintiv, Inc.	166,284	7,116,955
Permian Resources Corp.	535,965	7,423,115

Total Energy		27,517,285
Financials - 14.5%
Assurant, Inc.	38,189	8,010,143
Atlantic Union Bankshares Corp.	251,908	7,844,415
Cullen/Frost Bankers, Inc.	61,457	7,694,416
Glacier Bancorp, Inc.	132,527	5,860,344
Kinsale Capital Group, Inc.	24,949	12,142,928
MarketAxess Holdings, Inc.	19,587	4,237,647
Pinnacle Financial Partners, Inc.	105,295	11,165,482
Piper Sandler Cos.	53,821	13,329,309
Stifel Financial Corp.	100,453	9,468,700
UMB Financial Corp.	58,593	5,923,752
Voya Financial, Inc.	176,466	11,957,336
Wintrust Financial Corp.	89,451	10,059,660

Total Financials		107,694,132
Health Care - 13.2%
Acadia Healthcare Co., Inc.*	122,120	3,702,678
Azenta, Inc.*	103,377	3,580,979
	Shares	Value

Bio-Rad Laboratories, Inc., Class A*	22,683	$5,524,672
Globus Medical, Inc., Class A*	156,539	11,458,655
Halozyme Therapeutics, Inc.*,1	120,898	7,714,501
Hologic, Inc.*	94,217	5,819,784
Insmed, Inc.*	112,673	8,595,823
Integer Holdings Corp.*,1	67,993	8,023,854
Jazz Pharmaceuticals PLC (Ireland)*	82,897	10,291,663
Medpace Holdings, Inc.*	18,700	5,697,703
Natera, Inc.*	45,592	6,447,165
Neurocrine Biosciences, Inc.*	74,242	8,211,165
Tandem Diabetes Care, Inc.*	319,126	6,114,454
Vericel Corp.*	159,859	7,132,909

Total Health Care		98,316,005
Industrials - 20.7%
API Group Corp.*	392,756	14,044,955
Booz Allen Hamilton Holding Corp.	46,028	4,813,608
Chart Industries, Inc.*	43,331	6,255,263
Comfort Systems USA, Inc.	30,284	9,761,442
Exponent, Inc.	59,269	4,804,345
Federal Signal Corp.	93,845	6,902,300
Gates Industrial Corp. PLC*	604,867	11,135,601
Gibraltar Industries, Inc.*	9,807	575,279
Hexcel Corp.	88,340	4,837,498
IDEX Corp.	55,110	9,973,257
ITT, Inc.	78,321	10,115,940
Lincoln Electric Holdings, Inc.	38,604	7,302,333
Nordson Corp.	47,612	9,604,293
Paylocity Holding Corp.*	53,267	9,979,040
Powell Industries, Inc.[1]	29,513	5,026,949
RBC Bearings, Inc.*	37,721	12,137,486
Schneider National, Inc., Class B	220,599	5,040,687
Simpson Manufacturing Co., Inc.	41,853	6,574,269
SiteOne Landscape Supply, Inc.*	72,725	8,831,724
The Toro Co.	83,905	6,104,089

Total Industrials		153,820,358
Information Technology - 12.7%
CCC Intelligent Solutions Holdings, Inc.*	1,008,586	9,107,532
Cognex Corp.	232,529	6,936,340
CyberArk Software, Ltd. (Israel)*	43,117	14,573,546
Entegris, Inc.[1]	101,294	8,861,199
Globant, S.A. (Luxembourg)*	52,081	6,130,975
MACOM Technology Solutions Holdings, Inc.*	103,668	10,406,194
Manhattan Associates, Inc.*	57,005	9,864,145

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 12.7% (continued)
Procore Technologies, Inc.*	115,521	$7,626,697
SailPoint, Inc.*	354,996	6,656,175
Silicon Laboratories, Inc.*	54,511	6,136,303
Zebra Technologies Corp., Class A*	27,537	7,780,855

Total Information Technology		94,079,961
Materials - 5.9%
AptarGroup, Inc.	40,038	5,940,838
Eagle Materials, Inc.	50,175	11,135,338
Element Solutions, Inc.	447,377	10,115,194
Quaker Chemical Corp.	49,493	6,117,830
RPM International, Inc.	89,397	10,341,445

Total Materials		43,650,645
Real Estate - 4.7%
Agree Realty Corp., REIT	107,116	8,268,284
EastGroup Properties, Inc., REIT	42,832	7,544,857
Healthpeak Properties, Inc., REIT	302,387	6,114,265
National Storage Affiliates Trust, REIT	124,951	4,923,069
Sun Communities, Inc., REIT	64,645	8,315,933

Total Real Estate		35,166,408
Utilities - 2.2%
IDACORP, Inc.	76,315	8,869,330
Portland General Electric Co.	159,077	7,094,834

Total Utilities		15,964,164

Total Common Stocks (Cost $629,630,284)		721,468,232

Principal Amount
Short-Term Investments - 3.1%
Joint Repurchase Agreements - 0.9%[2]
Citadel Securities LLC, dated 03/31/25, due 04/01/25, 4.440% total to be received $1,623,630 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/15/25 - 02/15/55, totaling $1,656,103)	$1,623,430	1,623,430
	Principal Amount	Value

Citigroup Global Markets, Inc., dated 03/31/25, due 04/01/25, 4.350% total to be received $480,329 (collateralized by various U.S. Treasuries, 1.500% - 3.500%, 08/15/26 - 09/30/26, totaling $489,876)	$480,271	$480,271
Daiwa Capital Markets America, dated 03/31/25, due 04/01/25, 4.370% total to be received $1,611,200 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 04/10/25 - 03/01/55, totaling $1,643,224)	1,611,004	1,611,004
HSBC Securities USA, Inc., dated 03/31/25, due 04/01/25, 4.370% total to be received $1,446,271 (collateralized by various U.S. Government Agency Obligations, 1.470% - 6.500%, 06/01/28 - 02/01/55, totaling $1,475,017)	1,446,095	1,446,095
RBC Dominion Securities, Inc., dated 03/31/25, due 04/01/25, 4.360% total to be received $1,674,899 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 04/10/25 - 12/15/66, totaling $1,708,190)	1,674,696	1,674,696

Total Joint Repurchase Agreements		6,835,496
Repurchase Agreements - 2.2%
Fixed Income Clearing Corp., dated 03/31/25, due 04/01/25, 4.100% total to be received $16,500,879 (collateralized by a U.S. Treasury Note, 4.125%, 11/30/29, totaling $16,829,016)	16,499,000	16,499,000

Total Short-Term Investments (Cost $23,334,496)		23,334,496
Total Investments - 100.2% (Cost $652,964,780)		744,802,728
Other Assets, less Liabilities - (0.2)%		(1,358,910)
Net Assets - 100.0%		$743,443,818

*	Non-income producing security.
[1]	Some of these securities, amounting to $17,994,472 or 2.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small/Mid Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$721,468,232	—	—	$721,468,232
Short-Term Investments
Joint Repurchase Agreements	—	$6,835,496	—	6,835,496
Repurchase Agreements	—	16,499,000	—	16,499,000
Total Investments in Securities	$721,468,232	$23,334,496	—	$744,802,728

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$17,994,472	$6,835,496	$11,781,870	$18,617,366
The following table summarizes the securities received as collateral for securities lending at March 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	04/30/25-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.